ACCOUNT PAYABLE - RELATED PARTY	9 Months Ended
Jul. 31, 2025
Related Party Transactions [Abstract]
ACCOUNT PAYABLE - RELATED PARTY

NOTE 4 – ACCOUNT PAYABLE - RELATED PARTY

As of July 31, 2025, the Company owed $10,565 (interest free) to the Company’s existing director, Mr. Ka Miew Hon, for the Company’s working capital purposes. The amount is outstanding and payable upon request.